Comprehensive Income - Summary of changes in accumulated other comprehensive income (loss) by component, net of tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance	$ 424	$ 1,511	$ 1,511
Other comprehensive (loss) income before reclassifications	184
Amounts reclassified from accumulated other comprehensive income
Net other comprehensive (loss) income	184	(116)	(1,087)	701	625
Balance	608		424	1,511
Net Unrealized Gain (Loss) on Available for Sale Securities
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance	424	1,511	1,511
Other comprehensive (loss) income before reclassifications	150	(116)
Amounts reclassified from accumulated other comprehensive income
Net other comprehensive (loss) income	150	(116)
Balance	574	1,395
Net Unrealized Gain on Interest Rate Swap
Accumulated Other Comprehensive Income Loss [Roll Forward]
Balance
Other comprehensive (loss) income before reclassifications	34
Amounts reclassified from accumulated other comprehensive income
Net other comprehensive (loss) income	34
Balance	$ 34